Stock Awards and Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2023	Dec. 31, 2021
Stock Awards and Stock-Based Compensation
Aggregate intrinsic value of options exercised	$ 0		$ 0	$ 0
Weighted average grant-date fair value of options granted per share	$ 4.35	$ 18.75	$ 16.20	$ 114.75
Weighted average grant-date fair value of options granted amount	$ 4	$ 10	$ 12	$ 57
Stock options outstanding (in shares)	26,992		26,239	25,808	26,657	26,399	25,808
Share-Based Payment Arrangement, Option
Stock Awards and Stock-Based Compensation
Stock options outstanding (in shares)	26,992		26,239
Restricted stock units, outstanding	6,680		4,761
Stock not yet issued	5,475		4,012
Stock granted not yet vested	1,205		750
Unrecognized stock-based compensation related to common stock grants	$ 6		$ 9
Restricted Stock Units (RSUs)
Stock Awards and Stock-Based Compensation
Restricted stock units, outstanding	72,762		29,740
Stock not yet issued	3,428		3,187
Restricted stock units ("RSUs") granted but not yet vested	69,335		26,553
Unrecognized stock compensation related to the RSUs	$ 343		$ 25
Management | Grants
Stock Awards and Stock-Based Compensation
Stock based awards granted			6	$ 49
Management | Share-Based Payment Arrangement, Option
Stock Awards and Stock-Based Compensation
Stock based awards granted			0
Management | Restricted Stock Units (RSUs)
Stock Awards and Stock-Based Compensation
Stock based awards granted			36	190
Various employees | Grants
Stock Awards and Stock-Based Compensation
Stock based awards granted			82	307
Various employees | Share-Based Payment Arrangement, Option
Stock Awards and Stock-Based Compensation
Stock based awards granted			12	57
Various employees | Restricted Stock Units (RSUs)
Stock Awards and Stock-Based Compensation
Stock based awards granted			$ 627	$ 1,800